UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOCRATIC FUND MANAGEMENT, L.P.
Address:   101 JFK PARKWAY
           SHORT HILLS, NEW JERSEY 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JONATHAN W. GIBSON
           ------------------------------------------
Title:     Managing Member of the reporting
           MANAGER'S GENERAL PARTNER
Phone:     (973) 921-4700

Signature, Place, and Date of Signing:

/S/JONATHAN W. GIBSON              SHORT HILLS, NEW JERSEY             1/29/07
---------------------              -----------------------             -------
    [Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     N/A
[If there are no entries in this list, omit this section.]

         Form 13F File Number                        Name

         28-
              [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              18
                                                --------------

Form 13F Information Table Value Total:            94,206
                                                --------------
                                                 (thousands)

List of Other Included Managers:                N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No. Form 13F File Number Name

                           28-

         [Repeat as necessary.]

                                                                                              TO BE COMPLETED BY INVESTMENT MANAGER
                                                                 Column 5
Column 1                  Column 2      Column 3      Column 4       Share /
                          Title of                      Value        Prn   Share / Put / Investment     Other      Voting Authority
Name of Issuer              Class        Cusip        X $1000       Amount  Prn    Call  Discretion    Managers  Sole  Shared   None



ANDERSONS INC CMN            COM       034164103        2,120        50,000  SH            SOLE           NO       X
AURORA OIL & GAS
  CORP CMN                   COM       052036100        9,887     3,080,031  SH            SOLE                    X
BJ SERVICES CO. CMN          COM       055482103          880        30,000  SH            SOLE                    X
CANADIAN NATURAL
  RESOURCES CMN              COM       136385101        5,323       100,000  SH            SOLE                    X
CHESAPEAKE ENERGY
  CORPORATION CMN            COM       165167107        6,740       232,000  SH            SOLE                    X
CYPRESS SEMICONDUCTOR
  CORP CMN                   COM       232806109        3,374       200,000  SH            SOLE                    X
ENERGYSOUTH INC CMN          COM       292970100       10,446       260,511  SH            SOLE                    X
EVERGREEN SOLAR INC CMN      COM       30033R108        3,407       450,000  SH            SOLE                    X
GOODRICH PETROLEUM CORP
  (NEW) CMN                  COM       382410405        3,708       102,500  SH            SOLE                    X
HELIX ENERGY SOLUTNS
  GROUP INC CMN              COM       42330P107       14,117       450,000  SH            SOLE                    X
OCCIDENTAL PETROLEUM
  CORP CMN                   COM       674599105        5,860       120,000  SH            SOLE                    X
ONEOK INC CMN                COM       682680103        2,372        55,000  SH            SOLE                    X
PORTEC RAIL PRODUCTS,
  INC. CMN                   COM       736212101          150        15,000  SH            SOLE                    X
STONE ENERGY CORP CMN        COM       861642106        6,186       175,000  SH            SOLE                    X
SUNCOR ENERGY INC CMN        COM       867229106        2,762        35,000  SH            SOLE                    X
SUNPOWER CORPORATION
  CMN CLASS A                COM       867652109        3,717       100,000  SH            SOLE                    X
TRUSTREET PROPERTIES,
  INC CONV PFD 7.7200
  SER A  TAXBL              CNV       898404207          367        14,700  SH            SOLE                                    X
VALERO ENERGY CORPORATION
  CMN                        COM       91913Y100       12,790       250,000  SH            SOLE                    X

